Investment in equity securities at fair value - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Schedule of listed equity securities
Listed equity securities	¥ 93,174	$ 14,698	¥ 117,911
Listed fund investments
Schedule of listed equity securities
Listed equity securities	46,556	7,344	70,662
Cordlife Group Limited | Listed equity securities
Schedule of listed equity securities
Listed equity securities	¥ 46,618	$ 7,354	¥ 47,249